BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of borrowings
Borrowings are comprised of the following for the years ended:

		December 31, 2017		December 31, 2016
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
Revolving Credit Facility (a) (1)	November 2019	3.39%	254,773	2.90%	159,608
Powerband Revolving Line of Credit(b)	March 2018 and July 2018	8.75%	9,563	9.52%	862
Finance lease liabilities (c)	Various until June 2022	3.11%	8,817	3.23%	14,265
Forgivable government loan (d) (2)	January 2024	1.25%	4,660	1.25%	3,276
Term and other loans (e)	Various until December 2021	9.05%	1,650	7.44%	1,814
			279,463		179,825
Less: current borrowings			14,979		7,604
			264,484		172,221

(1)	The Revolving Credit Facility is presented net of unamortized related debt issue costs, amounting to $1.4 million as of December 31, 2017 and 2016.

(2)	The forgivable government loan is shown net of imputed interest amounting to $0.3 million and $0.2 million as of December 31, 2017 and 2016, respectively.

Schedule of repayments of borrowings
Repayments of borrowings are due as follows:

	Finance lease liabilities	Other long-term borrowings
	$	$
2018	4,891	10,348
2019	1,047	257,116
2020	471	1,238
2021	406	1,278
2022	2,645	921
Thereafter	—	1,381
Total payments	9,460	272,282
Interest expense included in minimum lease payments	643	—
Total	8,817	272,282
The maturity analysis for non-derivative financial liabilities and finance lease liabilities is as follows for the years ended:

	Call option redemption liability	Other long-term borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$
December 31, 2017
Current maturity	12,725	10,348	4,891	85,982	113,946
2019	—	257,116	1,047	—	258,163
2020	—	1,238	471	—	1,709
2021	—	1,278	406	—	1,684
2022	—	921	2,645	—	3,566
2023 and thereafter	—	1,381	—	—	1,381
	12,725	272,282	9,460	85,982	380,449

	Non-controlling interest put options	Other long-term borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$
December 31, 2016
Current maturity	—	1,917	6,078	78,038	86,033
2018	—	264	4,788	—	5,052
2019	5,010	161,734	986	—	167,730
2020	—	829	424	—	1,253
2021	5,010	831	364	—	6,205
2022 and thereafter	—	1,564	2,639	—	4,203
	10,020	167,139	15,279	78,038	270,476

(1)	Excludes employee benefits

Schedule of carrying amounts of assets under lease serving as security for finance lease liabilities
The finance lease liabilities are secured by the assets under lease with the following carrying amounts included in property, plant and equipment for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Buildings	1,978	2,429
Manufacturing equipment (1)	19,304	20,995
	21,282	23,424

Schedule of changes in Company's liabilities arising from financing activities
The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding finance lease liabilities)	Borrowings, current (excluding finance lease liabilities)	Finance lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2016	163,648	1,912	14,265	179,825
Cash flows:
Proceeds	225,498	31,523	—	257,021
Repayments	(132,273)	(24,112)	(5,722)	(162,107)
Debt issuance costs	(683)	—	—	(683)
Non-cash:
Additions – separately acquired	—	—	276	276
Additions through business acquisitions	—	559	—	559
Amortization of debt issuance costs	651	—	—	651
Foreign exchange and other	3,675	248	(2)	3,921
Reclassification	(216)	216	—	—
Balance as of December 31, 2017	260,300	10,346	8,817	279,463